Expense Example, No Redemption - PUTNAM GLOBAL INCOME TRUST - Class C Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	$ 2,016